Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,983	2,156	372	601	(298)	4,814
Non-interest revenue	563	441	1,588	985	49	3,626
Total Revenue	2,546	2,597	1,960	1,586	(249)	8,440
Provision for credit losses on impaired loans	173	66	1	-	3	243
Provision for credit losses on performing loans	55	3	3	17	702	780
Total provision for credit losses	228	69	4	17	705	1,023
Insurance claims, commissions and changes in policy benefit liabilities	-	-	591	-	-	591
Depreciation and amortization	138	263	78	87	-	566
Non-interest expense	988	1,276	915	973	855	5,007
Income (loss) before taxes and non-controlling interest in subsidiaries	1,192	989	372	509	(1,809)	1,253
Provision for (recovery of) income taxes	331	200	88	129	(554)	194
Reported net income (loss)	861	789	284	380	(1,255)	1,059
Non-controlling interest in subsidiaries	-	-	-	-	3	3
Net income (loss) attributable to bank shareholders	861	789	284	380	(1,258)	1,056
Average assets (3)	315,022	241,868	60,242	406,721	244,515	1,268,368

For the three months ended April 30, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,763	1,141	278	745	(25)	3,902
Non-interest revenue	622	313	206	819	3,456	5,416
Total Revenue	2,385	1,454	484	1,564	3,431	9,318
Provision for (recovery of) credit losses on impaired loans	86	35	-	1	(2)	120
Provision for (recovery of) credit losses on performing loans	(32)	(74)	1	32	3	(70)
Total provision for (recovery of) credit losses	54	(39)	1	33	1	50
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(808)	-	-	(808)
Depreciation and amortization	126	102	64	69	-	361
Non-interest expense	934	623	810	860	125	3,352
Income before taxes	1,271	768	417	602	3,305	6,363
Provision for income taxes	331	180	103	154	839	1,607
Reported net income	940	588	314	448	2,466	4,756
Average assets (3)	286,486	141,099	49,735	374,309	188,716	1,040,345

(Canadian $ in millions)
For the six months ended April 30, 2023	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	4,013	3,645	685	1,320	(828)	8,835
Non-interest revenue	1,162	743	3,779	1,984	(1,593)	6,075
Total Revenue	5,175	4,388	4,464	3,304	(2,421)	14,910
Provision for (recovery of) credit losses on impaired loans	327	114	2	(3)	(1)	439
Provision for credit losses on performing loans	65	17	8	10	701	801
Total provision for credit losses	392	131	10	7	700	1,240
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,784	-	-	1,784
Depreciation and amortization	270	370	146	165	-	951
Non-interest expense	1,973	2,002	1,793	1,986	1,289	9,043
Income (loss) before taxes and non-controlling interest in subsidiaries	2,540	1,885	731	1,146	(4,410)	1,892
Provision for (recovery of) income taxes	699	398	170	263	(944)	586
Reported net income (loss)	1,841	1,487	561	883	(3,466)	1,306
Non-controlling interest in subsidiaries	-	-	-	-	3	3
Net income (loss) attributable to bank shareholders	1,841	1,487	561	883	(3,469)	1,303
Average assets (3)	313,596	199,116	56,675	415,760	235,061	1,220,208

For the six months ended April 30, 2022	Canadian P&C	U.S. P&C	BMO WM	BMO CM	Corporate Services (1)	Total
Net interest income (2)	3,550	2,297	550	1,669	(145)	7,921
Non-interest revenue	1,242	676	1,339	1,834	4,029	9,120
Total Revenue	4,792	2,973	1,889	3,503	3,884	17,041
Provision for (recovery of) credit losses on impaired loans	186	38	-	(15)	(3)	206
Provision for (recovery of) credit losses on performing loans	(108)	(151)	5	(3)	2	(255)
Total provision for (recovery of) credit losses	78	(113)	5	(18)	(1)	(49)
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(727)	-	-	(727)
Depreciation and amortization	250	210	130	144	-	734
Non-interest expense	1,834	1,227	1,652	1,826	286	6,825
Income before taxes	2,630	1,649	829	1,551	3,599	10,258
Provision for income taxes	686	380	200	398	905	2,569
Reported net income	1,944	1,269	629	1,153	2,694	7,689
Average assets (3)	282,439	139,897	49,618	383,968	192,327	1,048,249

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (teb). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, reverse repos, loans and securities. Total average earning assets for three and six months ended April 30, 2023 are $1,165,208 million and $1,121,371 million, including $301,268 million and $299,682 million for Canadian P&C, $
223,100
 million and $186,212 million for U.S. P&C, and $640,840 million and $635,477 million for all other operating segments including Corporate Services (for three and six months ended April 30, 2022 - Total: $949,279 million and $961,177 million, Canadian P&C: $272,231 million and $268,435 million, U.S. P&C: $133,774 million and $132,654 million and all other operating segments: $543,274 million
and $560,088 million).